American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio — Conservative
Investment portfolio
July 31, 2023
unaudited
Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,748,526	$89,140
Equity-income funds 33%
The Income Fund of America, Class R-6	10,359,573	240,964
Capital Income Builder, Class R-6	2,703,329	177,473
		418,437
Balanced funds 12%
American Balanced Fund, Class R-6	3,266,469	101,816
American Funds Global Balanced Fund, Class R-6	1,451,545	51,210
		153,026
Fixed income funds 48%
The Bond Fund of America, Class R-6	16,719,355	188,929
American Funds Strategic Bond Fund, Class R-6	13,552,466	125,631
U.S. Government Securities Fund, Class R-6	7,309,267	87,931
American Funds Inflation Linked Bond Fund, Class R-6	8,286,622	75,491
American Funds Multi-Sector Income Fund, Class R-6	7,056,000	64,139
Intermediate Bond Fund of America, Class R-6	5,131,722	63,223
		605,344
Total investment securities 100% (cost: $1,258,887,000)		1,265,947
Other assets less liabilities 0%		(274)
Net assets 100%		$1,265,673
American Funds Retirement Income Portfolio Series — Page 1 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$93,446	$4,340	$12,284	$298	$3,340	$89,140	$1,645	$2,565
Equity-income funds 33%
The Income Fund of America, Class R-6	248,769	17,282	30,446	(2,648)	8,007	240,964	7,068	8,633
Capital Income Builder, Class R-6	184,077	6,027	27,852	(278)	15,499	177,473	5,495	—
						418,437
Balanced funds 12%
American Balanced Fund, Class R-6	105,813	1,620	16,094	628	9,849	101,816	1,616	—
American Funds Global Balanced Fund, Class R-6	53,027	765	9,561	(597)	7,576	51,210	760	—
						153,026
Fixed income funds 48%
The Bond Fund of America, Class R-6	319,206	12,815	150,555	(26,165)	33,628	188,929	8,363	—
American Funds Strategic Bond Fund, Class R-6	126,180	7,978	6,388	(969)	(1,170)	125,631	6,128	—
U.S. Government Securities Fund, Class R-6	87,339	4,694	4,208	(383)	489	87,931	2,279	—
American Funds Inflation Linked Bond Fund, Class R-6	76,498	7,753	4,576	(821)	(3,363)	75,491	4,791	—
American Funds Multi-Sector Income Fund, Class R-6	—	63,718	—	—	421	64,139	355	—
Intermediate Bond Fund of America, Class R-6	—	63,581	—	—	(358)	63,223	218	—
						605,344
Total 100%				$(30,935)	$73,918	$1,265,947	$38,718	$11,198

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 2 of 7

American Funds® Retirement Income Portfolio — Moderate
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,691,674	$100,181
American Mutual Fund, Class R-6	1,410,259	71,895
		172,076
Equity-income funds 38%
The Income Fund of America, Class R-6	14,626,499	340,212
Capital Income Builder, Class R-6	3,027,533	198,758
		538,970
Balanced funds 20%
American Balanced Fund, Class R-6	6,843,905	213,325
American Funds Global Balanced Fund, Class R-6	2,026,913	71,509
		284,834
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	14,010,625	127,356
American Funds Strategic Bond Fund, Class R-6	8,985,301	83,294
The Bond Fund of America, Class R-6	6,139,493	69,376
U.S. Government Securities Fund, Class R-6	5,761,337	69,309
American Funds Inflation Linked Bond Fund, Class R-6	7,582,859	69,080
		418,415
Total investment securities 100% (cost: $1,380,742,000)		1,414,295
Other assets less liabilities 0%		(289)
Net assets 100%		$1,414,006
American Funds Retirement Income Portfolio Series — Page 3 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$94,463	$1,925	$15,359	$(1,771)	$20,923	$100,181	$1,838	$—
American Mutual Fund, Class R-6	68,816	3,518	3,271	(11)	2,843	71,895	1,261	1,936
						172,076
Equity-income funds 38%
The Income Fund of America, Class R-6	323,250	27,602	17,901	(1,090)	8,351	340,212	9,552	11,456
Capital Income Builder, Class R-6	189,062	6,751	13,120	(317)	16,382	198,758	5,878	—
						538,970
Balanced funds 20%
American Balanced Fund, Class R-6	201,460	3,996	13,034	(1,030)	21,933	213,325	3,224	—
American Funds Global Balanced Fund, Class R-6	67,315	1,016	5,998	(921)	10,097	71,509	1,016	—
						284,834
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	117,919	9,465	4,784	(167)	4,923	127,356	5,691	—
American Funds Strategic Bond Fund, Class R-6	77,852	9,776	2,874	(266)	(1,194)	83,294	3,866	—
The Bond Fund of America, Class R-6	64,765	5,067	1,644	(185)	1,373	69,376	1,884	—
U.S. Government Securities Fund, Class R-6	64,672	6,674	2,029	(257)	249	69,309	1,745	—
American Funds Inflation Linked Bond Fund, Class R-6	65,617	9,153	1,980	(314)	(3,396)	69,080	4,204	—
						418,415
Total 100%				$(6,329)	$82,484	$1,414,295	$40,159	$13,392

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 4 of 7

American Funds® Retirement Income Portfolio — Enhanced
Investment portfolio
July 31, 2023
unaudited

Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	2,111,268	$79,933
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,688,183	159,194
American Mutual Fund, Class R-6	1,561,283	79,594
		238,788
Equity-income funds 38%
The Income Fund of America, Class R-6	16,332,918	379,904
Capital Income Builder, Class R-6	3,372,239	221,387
		601,291
Balanced funds 25%
American Balanced Fund, Class R-6	10,153,303	316,478
American Funds Global Balanced Fund, Class R-6	2,241,685	79,087
		395,565
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	12,181,554	110,730
American High-Income Trust, Class R-6	8,527,481	78,794
American Funds Inflation Linked Bond Fund, Class R-6	8,594,562	78,297
		267,821
Total investment securities 100% (cost: $1,498,364,000)		1,583,398
Other assets less liabilities 0%		(268)
Net assets 100%		$1,583,130
American Funds Retirement Income Portfolio Series — Page 5 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$71,128	$2,948	$10,524	$(1,927)	$18,308	$79,933	$450	$—
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	143,934	3,138	17,529	(2,030)	31,681	159,194	2,850	—
American Mutual Fund, Class R-6	73,562	4,314	1,405	(26)	3,149	79,594	1,363	2,078
						238,788
Equity-income funds 38%
The Income Fund of America, Class R-6	347,246	31,221	6,449	(306)	8,192	379,904	10,389	12,351
Capital Income Builder, Class R-6	202,825	8,905	7,774	(435)	17,866	221,387	6,366	—
						601,291
Balanced funds 25%
American Balanced Fund, Class R-6	288,573	8,250	10,679	(708)	31,042	316,478	4,667	—
American Funds Global Balanced Fund, Class R-6	71,968	1,110	3,920	(624)	10,553	79,087	1,110	—
						395,565
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	99,538	10,084	2,905	(29)	4,042	110,730	4,820	—
American High-Income Trust, Class R-6	70,940	7,066	992	(10)	1,790	78,794	3,698	—
American Funds Inflation Linked Bond Fund, Class R-6	70,188	15,051	2,902	(211)	(3,829)	78,297	4,572	—
						267,821
Total 100%				$(6,306)	$122,794	$1,583,398	$40,285	$14,429

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of
 July 31, 2023, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-825-0923O-S96487
American Funds Retirement Income Portfolio Series — Page 7 of 7